LEASES - Maturities of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
2025	¥ 147,579
2026	127,232
2027	118,668
Thereafter	120,631
Total undiscounted lease payments	514,110
Less: imputed interest	37,707
Total lease liabilities	¥ 476,403	¥ 676,480